Investment Schedule - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings [Line Items]
Total Investments, Cost	$ 13,933,057	$ 4,968,576
Investments at Fair Value	$ 14,098,675	$ 6,667,897
Total Investments, Percentage of Net Assets	105.10%	57.30%
Total Cash, Cost	$ 1,936,148	$ 5,440,579
Total Cash, Fair Value	$ 1,936,148	$ 5,440,579
Total Cash, Percentage of Net Assets	14.43%	46.74%
Total Investments and Cash, Cost	$ 15,869,205	$ 10,409,155
Total Investments and Cash, Fair Value	$ 16,034,823	$ 12,108,476
Total Investments and Cash, Percentage of Net Assets	119.53%	104.04%
Consumer
Investment Holdings [Line Items]
Investments at Fair Value	$ 2,362,500	$ 3,700,000
Financial
Investment Holdings [Line Items]
Investments at Fair Value	3,836,175	900,000
Information Technology
Investment Holdings [Line Items]
Investments at Fair Value	300,000	300,000
Real Estate
Investment Holdings [Line Items]
Investments at Fair Value	7,600,000	1,489,000
Leisure & Hospitality
Investment Holdings [Line Items]
Investments at Fair Value		278,897
Short-Term Non-banking Loans
Investment Holdings [Line Items]
Total Investments, Cost	11,655,750	2,789,000
Investments at Fair Value	$ 11,650,000	$ 2,789,000
Total Investments, Percentage of Net Assets	86.85%	23.97%
Short-Term Non-banking Loans | 15% secured loans | Consumer | AirDog Supplies, Inc
Investment Holdings [Line Items]
Total Investments, Cost	$ 1,250,000
Investments at Fair Value	$ 1,250,000
Total Investments, Percentage of Net Assets	9.32%
Short-Term Non-banking Loans | 15% secured loans | Real Estate
Investment Holdings [Line Items]
Total Investments, Cost	$ 700,000
Investments at Fair Value	$ 700,000
Total Investments, Percentage of Net Assets	5.22%
Short-Term Non-banking Loans | 15% secured loans | Real Estate | Alatus Development, LLC
Investment Holdings [Line Items]
Total Investments, Cost	$ 3,900,000	$ 1,250,000
Investments at Fair Value	$ 3,900,000	$ 1,250,000
Total Investments, Percentage of Net Assets	29.07%	10.74%
Short-Term Non-banking Loans | 15% secured loans | Real Estate | Tailwinds, LLC
Investment Holdings [Line Items]
Total Investments, Cost	$ 3,000,000
Investments at Fair Value	$ 3,000,000
Total Investments, Percentage of Net Assets	22.36%
Short-Term Non-banking Loans | 15% secured loans | Real Estate | Other
Investment Holdings [Line Items]
Total Investments, Cost		$ 239,000
Investments at Fair Value		$ 239,000
Total Investments, Percentage of Net Assets		2.05%
Short-Term Non-banking Loans | 20% secured loans | Consumer
Investment Holdings [Line Items]
Total Investments, Cost		$ 400,000
Investments at Fair Value		$ 400,000
Total Investments, Percentage of Net Assets		3.44%
Short-Term Non-banking Loans | 44% secured loans | Financial
Investment Holdings [Line Items]
Total Investments, Cost		$ 400,000
Investments at Fair Value		$ 400,000
Total Investments, Percentage of Net Assets		3.44%
Short-Term Non-banking Loans | 36% secured loans | Financial
Investment Holdings [Line Items]
Total Investments, Cost		$ 500,000
Investments at Fair Value		$ 500,000
Total Investments, Percentage of Net Assets		4.30%
Short-Term Non-banking Loans | 12% secured loans | Financial
Investment Holdings [Line Items]
Total Investments, Cost	$ 500,000
Investments at Fair Value	$ 500,000
Total Investments, Percentage of Net Assets	3.73%
Short-Term Non-banking Loans | 23% secured loans | Litigation Financing | The Cross Law Firm, LLC
Investment Holdings [Line Items]
Total Investments, Cost	$ 1,805,750
Investments at Fair Value	$ 1,800,000
Total Investments, Percentage of Net Assets	13.42%
Short-Term Non-banking Loans | 52% secured loans | Financial
Investment Holdings [Line Items]
Total Investments, Cost	$ 500,000
Investments at Fair Value	$ 500,000
Total Investments, Percentage of Net Assets	3.73%
Common Stock
Investment Holdings [Line Items]
Total Investments, Cost	$ 414,128	$ 1,750,000
Investments at Fair Value	436,175	3,300,000
Common Stock | Consumer | Ammo, Inc
Investment Holdings [Line Items]
Total Investments, Cost		1,750,000
Investments at Fair Value		$ 3,300,000
Total Investments, Percentage of Net Assets		28.34%
Common Stock | Financial
Investment Holdings [Line Items]
Total Investments, Cost	414,128
Investments at Fair Value	$ 436,175
Total Investments, Percentage of Net Assets	3.25%
Preferred Stock
Investment Holdings [Line Items]
Total Investments, Cost	$ 1,050,000	$ 150,000
Investments at Fair Value	$ 1,200,000	300,000
Total Investments, Percentage of Net Assets	8.95%
Preferred Stock | Wisdom Gaming, Inc
Investment Holdings [Line Items]
Total Investments, Cost	$ 900,000
Investments at Fair Value	$ 900,000
Total Investments, Percentage of Net Assets	6.71%
Preferred Stock | Information Technology
Investment Holdings [Line Items]
Total Investments, Cost	$ 150,000	150,000
Investments at Fair Value	$ 300,000	$ 300,000
Total Investments, Percentage of Net Assets	2.24%	2.58%
Warrants
Investment Holdings [Line Items]
Total Investments, Cost	$ 679	$ 679
Warrants | Healthcare
Investment Holdings [Line Items]
Total Investments, Cost	$ 679	$ 679
Total Investments, Percentage of Net Assets	0.00%	0.00%
Other Equity
Investment Holdings [Line Items]
Total Investments, Cost	$ 812,500	$ 278,897
Investments at Fair Value	$ 812,500	278,897
Total Investments, Percentage of Net Assets	6.05%
Other Equity | Consumer
Investment Holdings [Line Items]
Total Investments, Cost	$ 212,500
Investments at Fair Value	$ 212,500
Total Investments, Percentage of Net Assets	1.58%
Other Equity | Financial
Investment Holdings [Line Items]
Total Investments, Cost	$ 600,000
Investments at Fair Value	$ 600,000
Total Investments, Percentage of Net Assets	4.47%
Other Equity | Leisure & Hospitality
Investment Holdings [Line Items]
Total Investments, Cost		278,897
Investments at Fair Value		$ 278,897
Total Investments, Percentage of Net Assets		2.40%